Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) - EUR (€) € in Thousands		Jun. 30, 2019	Dec. 31, 2018
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities	[1]	€ 2,204	€ 2,132
Short-term restricted cash	[2]	1,315	4,653
Long-term restricted non-interest bearing bank deposits	[3]	3,222	408
Restricted cash, long-term bank deposits	[4]	7,695	1,654
Long-term restricted cash and deposits		€ 10,917	€ 2,062

[1]	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Current accounts securing short term obligations.
[3]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements.
[4]	Bank deposits used to secure obligations under loan agreements and to secure the Company's forward contracts.